LEASES (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Operating lease cost:
Operating lease expense		$ 31,406	$ 28,454
Variable lease expense	[1]	4,191	7,306
Sublease income		(4,166)	(1,624)
Total operating lease cost		$ 31,431	$ 34,136

[1]	Includes short-term leases, index and other variable lease costs.